Business Combinations	6 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Business Combinations
9. Business combinations:
On April 1, 2020, Nomura acquired 100% of Greentech Capital, LLC (“Greentech”), a leading M&A advisory boutique in sustainable technology and infrastructure in the United States. The acquisition of Greentech comprises an initial cash payment and additional contingent payments based on future performance of the company. The transaction has been accounted for as a business combination under ASC 805 “Business combinations” and consideration for the purchase as used to determine goodwill was ¥12,389 million which includes the estimated fair value of contingent payments accounted for as contingent consideration on acquisition date. Changes in the fair value of contingent consideration are recognized in the consolidated statements of income until the contingency is resolved. Contingent payments linked to future employment of employees of Greentech are recognized in the consolidated statements of income as compensation expense over the relevant service period and when payment of those amounts becomes probable. The operating results and cash flows of Greentech will be reflected to Nomura’s consolidated financial statements from April 1, 2020. The assets acquired and liabilities assumed as of the acquisition date were not material to Nomura’s consolidated balance sheet.